Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory
Schedule of inventory

	December 31,	December 31,
	2021	2022
Raw materials	1,008,348	2,974,125
Work in process	3,915	170,995
Finished Goods	826,011	4,685,790
Merchandise	220,931	510,143
Less: inventory provision	(2,853)	(149,667)
Total	2,056,352	8,191,386